INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORY
Raw materials		$ 1,797	$ 3,012
Work in progress		2,385	5,195
Finished goods		6,827	6,603
Total inventory	$ 4,939	11,009	14,810
Inventories recognized as part of cost of revenues		9,700	7,700
Inventories, at net realisable value		$ 2,400	$ 300